Empower Small Cap Growth Fund Expense Example - Empower Small Cap Growth Fund	Dec. 31, 2025 USD ($)
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 86
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,113
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	469
Expense Example, with Redemption, 5 Years	841
Expense Example, with Redemption, 10 Years	$ 1,886